Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories at December 31, 2021 and December 31, 2020 consists of the following:

	December 31,	December 31,
	2021	2020
Ore on leach pad	$5,488,902	$6,583,986
Carbon column in process	119,461	133,640
Finished goods	146,251	129,391
	5,754,614	6,847,017
Less long-term portion	(1,081,425)	(1,505,020)
Total	$4,673,189	$5,341,997

Inventories at December 31, 2021 and 2020 were valued at net realizable value because production costs were greater than the amount the Company expected to receive on the sale of the estimated gold ounces contained in inventories. The adjustment to inventory, which is included in general production and project costs on the statements of operations, was $1,496,590 and $204,127 at December 31, 2021 and 2020, respectively.